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                       PROSPECTUS SUPPLEMENT DATED JAN. 1, 2011*

  PRODUCT NAME                                                       PROSPECTUS FORM #
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
  RIVERSOURCE(R) RAVA 5 ADVANTAGE(SM) VARIABLE ANNUITY/              140463 A (7/10)
  RIVERSOURCE(R) RAVA 5 SELECT(SM) VARIABLE ANNUITY/
  RIVERSOURCE(R) RAVA 5 ACCESS(SM) VARIABLE ANNUITY
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


This supplement updates and amends certain information contained in the variable annuity prospectus listed above. Please read it carefully and keep it with your prospectus for future reference.

THIS SUPPLEMENT APPLIES TO RAVA 5 ADVANTAGE AND RAVA 5 SELECT FLORIDA CONTRACTS ONLY.

The following footnote has been added under the "Surrender charges for RAVA 5 Advantage" and the "Surrender charges for RAVA 5 Select" tables under the "Expense Summary -- Contract Owner Transaction Expenses" (pg. 8) section of the prospectus:

     For Florida contract holders who are age 65 or older on the contract issue date, the surrender charge percentage applied to a full surrender or any partial surrender amount is subject to a maximum of 10% of the amount surrendered.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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140463-2 A (1/11)

* Valid until next prospectus update.